Cover Document	Oct. 10, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 10, 2019
Entity Registrant Name	Corteva, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	974 Centre Road,
Entity Address, Address Line Two	Building 735
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	302
Local Phone Number	485-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001755672
Current Fiscal Year End Date	--12-31